HIGHLIGHTS OF 2023	12 Months Ended
Dec. 31, 2023
HIGHLIGHTS OF 2022
HIGHLIGHTS OF 2022

NOTE 2 – 2023 HIGHLIGHTS

2.1 - Corporate restructuring

2.1.1 - Exchange with Neoenergia

In September 2023, a contract was signed between the Company and Neoenergia S.A This agreement involved the transfer to Eletrobras of the: (i) ordinary shares representative of 50.56% of the total and voting capital stock in Teles Pires Participações S.A.; (ii) ordinary shares representative of 0.9% of the total and voting capital stock in Companhia Hidrelétrica Teles Pires; and (iii) Payment of the amount of R$453,982. As part of the negotiation Eletronorte ceded 49% of EAPSA (UHE Dardanelos) and residual shareholdings in Neoenergia Afluente T, Neoenergia Coelba and Neoenergia Cosern. For more information, see note 17.1.

2.1.2 – Acquisition of the Baguari companies

In October 2023, Furnas acquired 100% of Baguari I Geração de Energia S.A. (Baguari I) and Baguari Energia S.A. (Baguari Energia), that together make up the Baguari Consortium. For more information, see note 17.1.

2.1.3 – Acquisition of UHE Retiro Baixo

In November 2023, Furnas acquired 100% of the UHE Retiro Baixo Consortium. For more information, see note 17.1.

2.1.4 – Other Acquisitions

In December 2023, Furnas acquired 51% of the shares of FIP Milão in the SPE Vale do São Bartolomeu S.A. and Triângulo Mineiro Transmissora S.A. For more information, see note 17.1.

2.2 Debt operations

2.2.1 – Derivative financial instruments for debt protection

In April 2023, the Company contracted the derivative operation in order to protect debts in foreign currency (bonds) from exchange rate variation, taking a position linked to the variable interest rate curve (CDI). More information, see note 38.3.4.

2.2.2 – Issuance of debentures

In September 2023, the 4th issuance of simple debentures was carried out, for the amount of R$7,000,000. In the same period, the offer by CGT Eletrosul regarding the 4th issue of simple debentures was made for a total value of R$250,000. For more information, see note 23.

2.2.3 – Issuance of commercial notes

In September 2023, the offer by Furnas regarding the 1st issuance of commercial paper was made, in 5 series, for a total value of R$3,500,000. For more information, see note 23.

2.3 Other highlights

2.3.1 – Voluntary Dismissal Program – PDV 2023

In the financial year ended December 2023, the Company recognized an expense for the amount of R$544,749, representing the adherence of 1,573 employees to the voluntary redundancy plan. See note 35.

2.3.2 – Compulsory loan – Judicial settlements

The Company recorded during the financial year ended 2023, positive earnings of R$1,954,876 regarding the agreements related to the judicial processes of the compulsory loan. For more information, see note 29.1.1.